Equity Investments (Narrative) (Details)	Dec. 31, 2011
KSA Limited Partnership [Member]
Equity Investments (Textual) [Abstract]
Ownership percentage	50.00%
Tangshan Koppers Kailuan Carbon Chemical Company Limited [Member]
Equity Investments (Textual) [Abstract]
Ownership percentage	30.00%